                    SMITH BARNEY CONCERT
                    ALLOCATION SERIES INC.


[PHOTOGRAPH]


                    ANNUAL REPORT
                    January 31, 1997


[PHOTOGRAPH]


                    Investment Strategies for Your Life


[PHOTOGRAPH]


                    [LOGO] Smith Barney Mutual Funds
                           Investing for your future.
                           Every day. (TM)

Table of Contents


Letter to Shareholders ....................................................   1


The Concert Allocation Series Article--Dissecting the Bull Market .........   6


The Concert Allocation Series Portfolios


      The High Growth Portfolio ...........................................  10


      The Growth Portfolio ................................................  14


      The Balanced Portfolio ..............................................  18


      The Conservative Portfolio ..........................................  22


      The Income Portfolio ................................................  26


Schedules of Investments ..................................................  30


Statements of Assets and Liabilities ......................................  35


Statements of Operations ..................................................  36


Statements of Changes in Net Assets .......................................  37


Notes to Financial Statements .............................................  38


Financial Highlights ......................................................  43


Independent Auditors' Report ..............................................  46


Tax Information ...........................................................  47


Directors and Officers ....................................................  48

Dear Shareholder:


[PHOTOGRAPH]
Jessica M. Bibliowicz
President
The Concert Allocation Series


We are pleased to provide you with the annual report for Smith Barney Concert Allocation Series Inc., formerly know as Smith Barney Concert Series Inc., for the period ended January 31, 1997. In this report we summarize the prevailing market and economic conditions and outline the investment strategy followed by each of the five Concert Allocation Series Portfolios. A detailed summary of each Portfolio's performance and current holdings can be found in the appropriate sections that follow.

The First Year of the Concert Allocation Series...Off to a Strong Start

This past year has been an exciting one for the Concert Allocation Series and marked by significant milestones. We are proud to report that as of January 31, 1997, total assets in the Concert Allocation Series are approximately $1.1 billion and that we are helping roughly 170,000 shareholders reach their financial goals.

Moreover, since our last report, we added the word "Allocation" to the Concert Series name, because each Portfolio allocates assets to help meet a particular investment objective while providing diversification. According to many investment professionals, how your assets are allocated is the single most important investment decision you can make. We believe this concept embodies the spirit of the Concert Allocation Series -- to allocate the investments of the individual Portfolios among a number of Smith Barney Mutual Funds designed to achieve optimal long-term performance based on your investment objectives.


[PHOTOGRAPH]
Heath B. McLendon
Chairman and Chief Executive Officer
The Concert Allocation Series


The Performance of the Concert Allocation Series Portfolios*

Total Return Since Inception
(2/5/96 - 1/31/97)                               Class A**          Class A***
                                                 ---------          ----------
High Growth Portfolio                              8.78%               14.50%
Growth Portfolio                                   5.52                11.08
Balanced Portfolio                                 5.11                10.64
Conservative Portfolio                             3.68                 8.57
Income Portfolio                                   1.60                 6.39


[PHOTOGRAPH]
Thomas B. Stiles II
Chief Investment Officer
The Concert Allocation Series


* Performance numbers for the other classes of shares can be found beginning on page 12. ** These total return figures assume reinvestment of all dividends and reflect the deduction of the maximum front-end sales charge for each Portfolio's Class A shares: 5.00% for the High Growth, Growth and Balanced Portfolios and 4.50% for the Conservative and Income Portfolios. *** These total return figures do not reflect the deduction of a sales charge for each Portfolio's Class A shares. In addition, both columns of data represent past performance which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Concert Allocation Series Portfolios invest in a wide range of asset classes. And in most market environments, some asset classes outperform others, often by a considerable



                                                                             (1)

--------------------------------------------------------------------------------
                       The Benefits of Long-Term Investing
 Growth of $10,000 Invested in the Standard & Poor's 500 Composite Stock Index,
                  Salomon Brothers World Government Bond Index,
               Morgan Stanley Capital International EAFE Index and
                     Lehman Government/Corporate Bond Index
                      (January 31, 1987 - January 31, 1997)
                                   (unaudited)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


      Standard & Poor's   Salomon World    MSCI EAFE    Lehman Gov't./
          500 Index      Gov't Bond Index    Index     Corp. Bond Index
      -----------------  ----------------  ---------   ----------------
12/87      10,000            10,000           10,000         10,000
12/88       9,666            10,680           11,496         10,437
12/89      11,603            11,371           14,778         11,001
12/90      13,277            12,057           15,492         12,232
12/91      14,389            13,183           12,759         13,579
12/92      17,648            14,654           12,842         15,362
12/93      19,511            16,109           11,566         17,141
12/94      22,019            17,839           16,676         18,907
12/95      22,133            17,399           15,978         18,319
12/96      30,681            20,454           18,611         21,565
12/97      38,759            22,213           19,024         22,081

--------------------------------------------------------------------------------

The Standard & Poor's 500 Composite Stock Index ("S&P 500") is a capitalization-weighted index of 500 widely held common stocks. The Salomon Brothers World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund.




margin. The Portfolios' performance should generally be somewhere between the best and the worst asset classes due to their diversification across a number of asset classes.

For example, during the reporting period, the performance of the Concert Allocation Series Portfolios has generally outperformed many bond and international stock indices, while lagging U.S. stock indices. But whatever the short-term performance, we believe investment success should be measured by how much you can earn over the long-term.

While most investors today understand the potential advantages of investing in stocks over the long term, the risks of market fluctuations may not be fully appreciated. And while no one can predict the next market downturn or how long it will last, remember that the original goal of the Concert Allocation Series was to create a series of diversified portfolios to meet your long-term investment needs. Our focus in creating the Concert Allocation Series was to maximize reward potential and to minimize risk. We are pleased with how each of the Concert Allocation Series Portfolios has performed in terms of volatility since its inception.

The One-Year Period Ended January 31, 1997, in Review

Last year was not a typical year for U.S. markets. Stock investors enjoyed much better than average returns as the broad markets surged over 20% from January 1996 through January 1997. Bond investors, on the other hand, realized low,


                                                                             (2)
single-digit returns. For the one year ended January 31, 1997, the bond market, as measured by the Lehman Government/Corporate Bond Index, had a total return of roughly 2.4%. This is not how the markets are supposed to perform based on their behavior during the past decade. Stock prices generally do not go up when bond prices remain flat. Stock and bond markets are "supposed" to move in tandem. Many investors may be wondering what has been happening.

In our view, the economy may truly be different this time. A sage once said that the four words "it's different this time" have cost more people more money than any other four words in the English language. But at the risk of proving that wise man right, let us examine why this time may truly be different.

We are now in the sixth year of an economic recovery. This time span alone is somewhat different, as the typical postwar recovery is only four years or so. Even more unusual, however, has been the behavior of inflation. In a typical pattern, inflation heads lower for the first year or two of economic recovery and then starts rising. That has not happened this time. In fact, inflation today shows almost no sign of resurgence, and the latest Consumer Price Index
(CPI) report shows a roughly 3% increase in inflation over the past year.

Another development that usually takes place as economic recoveries age is that productivity traditionally decreases as a result of slowing economic growth and rising wages. But this trend has also not materialized this time, and labor productivity has been on the upswing. Why? Economic growth has been slower and steadier than usual. So there has really not been a "slowing" of economic growth, because there was never any acceleration or "peaking" of growth.

This combination of slower-than-average growth, lower-than-average inflation and higher-than-average productivity was clearly a winner in the stock market. The stock market decided that these factors would lead to better-than-average earnings growth -- a judgment that was more than borne out in continuing strong earnings reports. In fact, as of mid February, more than 55% of companies have reported year-end earnings ahead of analysts' expectations; less than 30% have disappointed by not meeting analysts' projections.

On the other hand, the bond markets have taken these same fundamentals to a quite different conclusion. Low inflation is great for bonds, but not if it's about to end. In one sense, the bond market has been an agnostic on the question of whether "it's different this time." As nonbelievers, many fixed-income investors have focused on the eventual, and some would claim inevitable, rise in inflation as the business cycle matures.

At this time, you may be asking where we stand in this debate. Is the stock market's or bond market's interpretation of events "right"? We'll give you our answer after we take a closer look at U.S. markets.

U.S. Markets

At the outset, it is worth noting that one aspect of last year's stock market rise was absolutely typical. At the beginning of 1996, stocks had to overcome a lot of skepticism. Many investors fretted over earnings, inflation, valuation levels and just about everything else. Their concerns were the building blocks of the "wall of worry" -- a wall that, according to market lore, must be climbed. As it turned out, the stock market easily surmounted any and all obstacles erected by the pessimists.

We have been referring to the stock market as if it were a monolith -- clearly an exaggeration. For "the market" ultimately consists of individual stocks. For analytical purposes, however, it is useful to look at the performance of various sectors to get a clearer perspective on broad market trends. For example, looking at sector performance over the past year, the technology and finance areas were among the leaders, while utilities and basic materials lagged.

Technology company stocks surged due to incredible underlying demand for advanced products -- whether they be computers, microprocessors or communications equipment. Corporations large and small have come to realize the pressing need



                                                                             (3)
to upgrade their technology in order to compete more effectively. And consumers have snapped up faster personal computers and smaller, more capable cellular telephones. In our opinion, this strong fundamental demand is what led to the outstanding stock performance in the technology sector.

Finance stocks were also strong performers, as earnings continued to surprise analysts positively and consolidation among banks and insurance companies continued. In the slow-growth economy of the last several years, the modest earnings growth of finance companies has proven to be relatively attractive to many investors.

As we have noted, two of the lagging market sectors were basic materials and utilities. The basic material sector underperformed, perhaps as a response to low inflation not only in the U.S. but worldwide. Utilities often trail a strongly up-trending market. But last year utilities also suffered as investors sorted out the impact of deregulation and greater competition on both electric and telephone companies.

The bond market significantly trailed the stock market over the last year. Bond returns were only modestly positive, with interest income compensating for an erosion in principal. Although there were no signs of inflation last year, bond investors for the most part have remained skeptical. Nonetheless, after six years of economic recovery, bondholders grew increasingly nervous that the phantom of inflation would reappear. In response to those fears, interest rates rose in 1996.

We said earlier that many stock investors believed "it's different this time," while many bond investors were skeptical. We come down squarely on the side of those who think it's different this time. We believe the economic cycle will stay quite positive for investors, due to a continuation of moderate economic growth, strong labor productivity, low inflation and decent corporate profits.

But that does not mean that investors should expect a repeat of the extraordinary stock performance of the last few years. Instead, they should anticipate more normal returns in line with corporate earnings, which have been growing at a 10% clip. Why do these more moderate returns make sense to us? Given corporate earning expectations (and current levels of inflation and interest rates), we believe the stock market is trading roughly at fair value. Although our expectations for future returns are less than what we have seen most recently in the market, they are in line with long-term stock market history.

International Markets

During the reporting period the global equity markets, led by an ebullient U.S. stock market, have been very positive. Intermittent concerns regarding the "overheating" of the U.S. economy (which could lead to upward pressure on prices and interest rates) have, for the most part, abated.

Global inflation, the nemesis of financial assets, is at a quarter-century low. Many of the world's economies are growing at a modest pace, enabling consumers to enjoy greater purchasing power while not causing concerns about accelerating inflation. Moreover, since many global economies have weak labor markets (especially in Europe, where unemployment rates average 12%), we expect a continuation of subdued inflation.

We continue to see good growth opportunities in Europe, which is undergoing profound structural changes, driven by recognition that "business as usual" is no longer affordable or desirable. Many European corporations have embarked on U.S.-style restructuring programs to improve corporate profitability, sharpen their company focus and, ultimately, enhance shareholder value.

Interest rates have declined rapidly and are likely to stay low as many European governments struggle to reduce their budget deficits in advance of monetary union in 1999. Budget deficits must be reduced and inflation contained,



                                                                             (4)
which suggests continued fiscal restraint. As a result, many governments introduced austere budget plans this past fall. Monetary conditions are positive for European stocks, with interest rates at relatively modest levels, where they are likely to remain for the foreseeable future.

Moreover, there has been a growing awareness by many Europeans of the need to save for their retirement as more and more European governments gradually privatize their pension systems and shift more responsibility to individual investors. We believe increasing numbers of European investors seeking higher returns will gravitate to Europe's equity markets.

With the exception of Hong Kong and Malaysia, the Pacific Rim equity markets have not fully participated in the strong 1996 surge in global equity markets. Japan, the largest Pacific market, is still in the throes of sluggish economic recovery after five years of recession. However, despite Japan's ongoing problems, we continue to invest in select Japanese companies that represent outstanding investment opportunities.

The benefits to dollar-based investors of diversifying across a broad range of global bond markets were brought home strongly during 1996. At certain times there can be a wide divergence in the performance of the world's major government bond markets, as was demonstrated during the past year. For example, the U.S. government bond market produced low single-digit returns during the year, while the bond markets of Italy and Spain both returned more than 20% in local currency terms.

Many other European bond markets have also performed well this past year. Low economic growth rates on the continent led Germany to cut official interest rates. This German move was mirrored elsewhere in Europe, further underpinning the relative outperformance of these bond markets.

Conclusion

Most investment professionals believe that well-diversified portfolios should include mutual funds that employ different investment styles and have exposures to different market sectors. Over time, this broader level of portfolio diversification can help to significantly reduce volatility. As this letter has shown, not only do different markets perform differently at various times, but different investors can analyze the same fundamental conditions and draw different conclusions.

We believe the Concert Allocation Series Portfolios are an effective way to build a well diversified portfolio and provide you with all the benefits of broad diversification. Spreading your money across a variety of asset classes can lower your risk, help to manage volatility and raise your chances for long-term success. The Concert Allocation Series Portfolios were created based on this important concept and we would like to thank you for investing with us. We look forward to helping you reach your financial goals in the years ahead.



Sincerely,


/s/ Jessica M. Bibliowicz    /s/ Heath B. McLendon      /s/ Thomas B. Stiles II


Jessica M. Bibliowicz        Heath B. McLendon          Thomas B. Stiles II
President                    Chairman and               Chief Investment Officer
                             Chief Executive Officer


March 10, 1997


                                                                             (5)

DISSECTING THE BULL MARKET

[PHOTOGRAPH]
R. Jay Gerken, CFA


A Stock Market Analysis and Outlook
By R. Jay Gerken, CFA

R. Jay Gerken, CFA has over seventeen years of Wall Street experience and is a Managing Director of Smith Barney. Mr. Gerken holds a B.A. in history from Brown University and an M.B.A. from Harvard University. He is currently responsible for managing more than $400 million in mutual fund assets for Smith Barney and is the portfolio manager of the Smith Barney Growth and Income Fund, which is represented in the High Growth, Growth and Balanced Portfolios of the Concert Allocation Series.

--------------------------------------------------------------------------------

Large-Cap Stocks Have Led the Way

The U.S. equity market has experienced one of the greatest bull markets in history. The three major domestic indices--the Dow Jones Industrial Average, S&P 500 and the Nasdaq Composite--have exhibited impressive returns over the past one- and three-year periods. Curiously, however, many investors do not feel as if they have fully shared in this bounty.

One of the reasons investors may feel underwhelmed becomes clearer on closer examination of the returns. Propelling the index numbers is the spectacular outperformance of larger-capitalized stocks. Due to their outsized weighting in the indices and their strong momentum, the large-cap stocks have disproportionately influenced indices such as the S&P 500 and Nasdaq Composite.

But trees do not grow to the sky, and large-cap stocks will not continue their upward momentum forever. Going forward, we expect that the performance of smaller- and mid-cap companies will catch up to that of their larger peers. In addition, the international arena may show better performance relative to the U.S. equity markets. In anticipation of these broad market shifts, we believe that investors should be diversified and that such diversification include the smaller-capitalization and international markets.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]



                  S&P 500 Top 25        S&P 500
                  --------------        -------
1994-1996              24%                17%
1996                   29%                20%

S&P 500 Annualized Percentage
Price Change
 ................................................................................
Figure 1

Following is a look at the performance of the top 25 companies in the S&P 500 and the Nasdaq Composite. We did not analyze the Dow Jones Industrials as this index, by definition, consists of 30 large-capitalization companies. All figures are annualized price changes as of December 31, 1996.



                                                                             (6)

================================================================================
                             Top Stocks vs. S&P 500
================================================================================

 [THE FOLLOWING TABLES WERE REPRESENTED BY BAR CHARTS IN THE PRINTED MATERIAL.]

                               INSERT PLOT POINTS

(Annualized percentage price
changes as of 12/31/96)

S&P 500         20%
MO              25%
KO              42%
PG              30%
DIS             19%
 ...............................................................................
Figure 2*

S&P 500         20%
MSFT            88%
INTC           131%
IBM             66%
HWP             20%
 ................................................................................
Figure 3**

S&P 500         20%
MRK             21%
INJ             16%
PFE             32%
BMY             27%
 ................................................................................
Figure 4+

S&P 500         20%
GE              29%
DD              16%
 ................................................................................
Figure 5++

 * Coca-Cola and other big consumer stocks proved to be the "real thing" for investors in 1996.
** Technology stocks were outstanding across the board, with Intel leading this outperforming sector. Two of these stocks (MSFT and INTC) are also among the Nasdaq Composite's top 25.
 + Health care was another strong sector. The lifting of investor worries over a whole range of "managed care" issues also boosted stock prices.
++ Proving America's industrial resurgence, two industrial giants, DuPont and General Electric, lifted stock market averages.


A Closer Look at the S&P 500

The S&P 500 has enjoyed very handsome returns over the last few years, and the performance of its largest-capitalization companies has been spectacular. To illustrate the performance of the large-cap stocks, we broke out the 25 largest companies from the index and calculated the price changes for this group. As shown in Figure 1 on page 6, the top 25 companies in the S&P 500 performed 9% better than the overall index during the past year. Over three years, the top 25 companies returned 7% per year above the index.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


S&P 500         20%
S&P 500 Top 25  29%
"S&P 475"       16%

The largest stocks had the largest impact on performance. Removing the largest
25 stocks lowered the S&P 500's 12-month return by 4%.
 ................................................................................
Figure 6


To demonstrate just how great an impact the larger stocks had on the performance of the overall index, we recalculated index performance without the largest 25 stocks. Shown in Figure 6, above, is the S&P 500, the 25 largest-cap stocks, and the "S&P 475"--the S&P without the largest 25 stocks. Removing just the top 25 stocks lowered the S&P 500 return by 4% over the past year!

This outperformance by the largest stocks in the S&P 500 spanned major sectors of the market. The charts on the left, entitled "Top Stocks vs. S&P 500" (Figures 2-5), are a few examples, by industry sector, of companies in the top 25 whose strong performance and large market capitalization contributed significantly to the overall increase of the S&P 500.

Leading the surge in consumer stocks (Figure 2) were those all-American icons, Coca-Cola and Procter & Gamble. Both benefited from a refocus on their core operations, aggressive cost containment and vigorous overseas growth.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]



                    S&P 500 Top 25      NASDAQ
                    --------------      ------
1994-1996               50%               17%
1996                    55%               23%


Nasdaq Annualized Percentage
Price Change
 ................................................................................
Figure 7


Technology stocks (Figure 3) were outstanding across the board, with Intel leading this outperforming sector. Intel's price increase reflected its dominance in processors, a lead that appeared even more formidable in 1996. It's also noteworthy that two new technology names (Microsoft and Intel) are also among the top 25 stocks in the Nasdaq Composite, a topic we'll cover in the next section.



                                                                             (7)

 [THE FOLLOWING TABLES WERE REPRESENTED BY BAR CHARTS IN THE PRINTED MATERIAL.]



NASDAQ                  23%
NASDAQ Top 25           55%
NASDAQ less Top 25       8%


Most of the Nasdaq Composite's returns have been driven by a very narrow slice of large-cap stocks.
 ................................................................................
Figure 8

NASDAQ           23%
TLAB            103%
CSCO             71%
MSFT             88%
DELL            207%
INTC            131%

The Nasdaq Composite's top 25 was dominated by the technology sector, and the performance of this sector was dominated by five companies.
 ................................................................................
Figure 9

                NASDAQ
               Composite  S&P 500  EAFE w/Japan   EAFE
               ---------  -------  ------------   ----
1994-1996        19%        17%         10%        7%
1996             23%        20%         18%        4%

The S&P 500 and Nasdaq Composite have both substantially outperformed EAFE in recent years.
 ................................................................................
Figure 10



Health care (Figure 4 on the previous page) was another strong sector in 1996. In particular, Pfizer and Bristol Myers benefited from strong pharmaceutical profits. The lifting of investor worries over a whole range of "managed care" issues also boosted stock prices.

Finally, the two industrial names (Figure 5 on the previous page), General Electric and DuPont, led the market by a handsome margin. In addition, both led U.S. industry in restructuring to meet, and then beat, international competition.

The Effect is Magnified on Nasdaq

The Nasdaq Composite Index is a capitalization-weighted index of all stocks which trade on Nasdaq. Today this index includes over 5,500 companies with an aggregate market capitalization of over $1.5 trillion. Most Nasdaq companies, though clearly not all of them, are small- to medium-capitalization issues. We analyzed the Nasdaq to see if this index had the same large-cap performance bias as the S&P 500. In fact, the large-cap bias in Nasdaq was far greater than that seen in the S&P.

Again, we compared the aggregate annualized price percentage change in the largest companies in the Nasdaq to that of the overall Nasdaq Composite Index. The results are shown in Figure 7 on the previous page. There is a huge spread of 32% between the top 25 companies and the Composite over the last year! Over a three-year period, the top 25 bested the Composite by a similar margin.

As in our previous analysis, we removed twenty-five large-cap stocks from the overall index to judge their impact of 1996 performance. As shown in Figure 8, when we removed the top 25 stocks from the Nasdaq Composite, index returns were lowered to 8%. So most of the returns of the Nasdaq Composite have been driven by a very narrow slice of large-cap stocks.

Unlike the top names in the S&P 500 Index, the Nasdaq Composite's top 25 are dominated by one sector: technology. The strongest large-cap performers in the technology sector are shown in Figure 9.

The International Scene

Performance in the international arena has lagged the U.S. markets. The most common international index is Morgan Stanley's EAFE (Europe, Australia and Far
East), a measure of stock performance in the developed non-U.S. markets. The S&P 500 and Nasdaq Composite have both substantially outperformed EAFE in recent years as shown in Figure 10.

It's interesting that EAFE without Japan has performed in line with domestic markets over the past year. Major world markets, other than Japan, had strong returns. This is but one more indication that international markets are beginning to accelerate and to attract investors' attention.



                                                                             (8)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

S&P 500 Avg.            16.6x
Top 25 Avg.             18.9x
Bottom 25 Avg.          13.9x

Price-to-earnings ratios of the S&P 500 vs. the 25 largest and smallest capitalization stocks.
 ................................................................................
Figure 11



Conclusion

As stated at the outset, we expect stiffer competition for the very large-capitalization U.S. stocks going forward. This performance competition will probably come from two sources: the international arena, and smaller- to medium-capitalization domestic companies.

There are any number of reasons why the momentum of large-cap companies may slow. But clearly one of them is valuation. Many international markets now look like reasonable values relative to U.S. markets. And the valuation of smaller-cap U.S. stocks has improved.

Figure 11 examines one measure of valuation, price-to-earnings (P/E) ratios. The P/Es of the 25 largest stocks in the S&P 500 were compared to the P/Es of the 25 smallest-capitalization stocks. At 13.9 times 1997 earnings, the P/Es of the smaller stocks are now below those of larger stocks and the S&P as a whole. This is the inverse of how investors usually price smaller-cap stock multiples.

Thus, we anticipate that the relative performance of large- capitalization U.S. stocks will decelerate. Investors will need to diversify their holdings beyond the highly visible, large-cap U.S. equity market. International and small- to mid-capitalization companies will offer greater performance potential.

Investors should review their portfolios, and insure that they are diversified to capture these trends. A diversified portfolio should include large-and small-cap, domestic and international stocks. Such a portfolio should not only help maximize returns, but may also prove less risky than one less broadly based.


 ................................................................................
Sources for all charts: Smith Barney Mutual Funds Management Inc.

The Standard & Poor's 500 Composite Index is an unmanaged but commonly used measure of common stock total return performance. It is not possible to invest in an index. Past performance is no guarantee of future results.

There may be additional risks associated with international investing, such as currency fluctuations, differing standards of accounting and financial disclosure, relatively low liquidity in some foreign markets and the potential for adverse political and economic events.

This information represents the current opinions of Smith Barney Mutual Funds Management and is based on conditions present on January 31, 1997. Opinions about worldwide political, economic or financial market conditions are subject to change. This does not constitute an offer to buy or solicitation to sell any of the securities mentioned herein. This material is not intended to predict the future performance of any securities market. Any statistics contained herein have been obtained from sources believed reliable, but the accuracy of this information cannot be guaranteed.


                                                                             (9)

THE HIGH GROWTH PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bond Funds ..............................................................    10%
Stock Funds .............................................................    90%

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.
 ................................................................................

The High Growth Portfolio

The High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series, the High Growth Portfolio invests the highest percentage of its assets in aggressive equity mutual funds. This includes mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. In addition, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve greater diversification.


================================================================================
                                Portfolio Update
================================================================================

The last twelve months has seen most major stock markets hit new highs. However, as we discuss in the "Dissecting the Bull Market" article on page 6, the performance of individual sectors, and individual stocks, varied dramatically during the year. For example, the U.S. stock market, as measured by the Standard & Poor's 500 Index, soared to new levels fueled primarily by large capitalization, blue chip stocks and was propelled furthered by approximately $200 billion that flowed into equity mutual funds -- which was subsequently invested in the same stocks. Not surprisingly, mutual funds that invest in these stocks generally reported strong total returns.

Many non-U.S. stock markets also reached new highs, although the levels were not as dramatic as the U.S. market. Internationally-focused mutual funds generally participated in these returns. Less consistent were the total returns generated by small and mid-cap stocks. While the indices that track these stocks also hit new highs, advances in these areas were limited to a relatively small number of stocks. As a result, mutual funds that focus on these stocks turned in mixed results.

The funds in the High Growth Portfolio that invest in large- and mid-cap and international stocks participated in the returns generated by last year's markets. However, the portion of the Portfolio allocated to a small capitalization stock fund underperformed the broader small cap market. Nevertheless, we believe that maintaining a stable allocation among the underlying funds is necessary to achieve the High Growth Portfolio's objective of providing a competitive total return over a full market cycle. Therefore, the allocation among individual funds within the High Growth Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series High Growth Portfolio's Class A shares had a total return of roughly 14.5% for the period ended January 31, 1997, before the effect of any sales charges is deducted. The chart on page 13 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. This chart shows the performance of Class A, Class B and Class C shares, including the effects of the appropriate sales charges. As you can see, the High Growth Portfolio's performance is below that of the strongest index, the Standard & Poor's 500, but above that of the weakest index, the MSCI Europe, Australia and Far East (EAFE). Historically, the leading asset class and the lagging asset class have varied from one year to the next. We believe the Concert Allocation Series' focused allocation strategy will help generate less volatile, relatively stable investment returns.


 ................................................................................

The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of The Concert Allocation Series' Board of Directors.


                                                                            (10)

The Concert Allocation Series High Growth Portfolio Breakdown (as of 1/31/97)

                 [THE FOLLOWING INFORMATION WAS REPRESENTED BY
                     A PIE CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
                                20% Smith Barney
                           Aggressive Growth Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Intel Corp.
  Tyco International Ltd.
  Quantum Corp.
  U.S. Healthcare Inc.
  Genzyme Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                20% Smith Barney
                              Special Equities Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Starbucks Corp.
  Boston Chicken Inc.
  Peoplesoft Inc.
  Callaway Golf Co.
  Cymer Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         20% Smith Barney World Funds --
                         International Equity Portfolio
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Ericsson (Sweden)
  Novartis (Switzerland)
  Nokia (Finland)
  Teva Pharmaceutical (Israel)
  SGL Carbon (Germany)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                             Appreciation Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Allstate Corp.
  Eastman Kodak Co.
  Merck &Co.
  Chase Manhattan Corp.
  Amoco Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                              Growth & Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Hewlett-Packard Co.
  General Electric Co.
  Coca-Cola Co.
  NationsBank Corp.
  Monsanto Co.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Fundamental Value Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  American International Group, Inc.
  Amoco Corp.
  American Express Co.
  Citicorp
  BankAmerica Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  NWCG Holdings Corp.
  Marcus Cable Co.
  Nextel Communications, Inc.
  Time Warner Inc.
  Revlon Worldwide Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                               Managed Growth Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Forest Laboratories, Inc.
  Readers Digest Association, Inc.
  United Healthcare Corp.
  Dean Foods Co.
  UST Inc.
--------------------------------------------------------------------------------



                                                                            (11)

THE HIGH GROWTH PORTFOLIO


Historical Performance--Class A Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                               $11.40               $12.41          $0.20           $0.42        14.50%+
---------------------------------------------------------------------------------------------------------------------------


Historical Performance--Class B Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                               $11.40               $12.41          $0.16           $0.42        14.06%+
---------------------------------------------------------------------------------------------------------------------------


Historical Performance--Class C Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.42          $0.16           $0.42        14.15%+
===========================================================================================================================


Historical Performance--Class Z Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $12.24               $12.41          $0.00           $0.00        1.39%+
===========================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


Average Annual Total Return+
 ...........................................................................................................................
                                                                           Without Sales Charge(1)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                              14.50%            14.06%             14.15%             1.39%
===========================================================================================================================
                                                                            With Sales Charge(2)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               8.78%             9.06%             13.15%             1.39%
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (12)

Cumulative Total Return+
 ................................................................................
                                                        Without Sales Charge(1)
--------------------------------------------------------------------------------
Class A (Inception* through 1/31/97)                           14.50%
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/97)                           14.06
--------------------------------------------------------------------------------
Class C (Inception* through 1/31/97)                           14.15
--------------------------------------------------------------------------------
Class Z (Inception* through 1/31/97)                            1.39
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.
 + Total return is not annualized, as it may not be representative of the total return for the year.


Growth of $10,000 Invested in Class A, B and C Shares of the High Growth Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Salomon Brothers High Yield Market Index
 ................................................................................
February 5, 1996 -- January 31, 1997 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                              Salomon
                                                Standard                      Brothers
                                                & Poor's                      High
         High Growth  High Growth  High Growth  500           Russell  MSCI   Yield
         Portfolio-   Portfolio-   Portfolio-   Composite     2000     EAFE   Market
         Class A      Class B      Class C      Stock Index   Index    Index  Index
         -----------  -----------  -----------  -----------   -------  ------ --------
2/5/96      9500         9950         9990         10000       10000    10000   10000
2/96        9600        10020        10069         10093       10312    10036   10062
3/96        9683        10099        10139         10190       10522    10252   10012
4/96       10042        10476        10516         10340       11085    10552   10009
5/96       10225        10661        10701         10605       11522    10360   10065
6/96        9883        10301        10341         10646       11049    10421   10142
7/96        9142         9511         9551         10175       10084    10119   10208
8/96        9567         9950         9999         10390       10670    10143   10313
9/96        9942        10336        10376         10974       11087    10415   10556
10/96       9791        10169        10218         11277       10916    10311   10676
11/96      10486        10900        10940         12128       11366    10723   10881
12/96      10422        10887        10927         11888       11664    10588   10967
1/31/97    10878        11356        11405         12630       11897    10220   11049

The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any at net asset value through January 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East. The Salomon Brothers High Yield Market Index covers a significant portion of the below-investment grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (13)

THE GROWTH PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bond Funds ...............................................................   30%
Stock Funds ..............................................................   70%


The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.
 ................................................................................


The Growth Portfolio

The Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series, the Growth Portfolio invests the highest percentage of its assets in large capitalization stock mutual funds to provide growth. The Portfolio's equity allocation also includes funds that invest in small and mid-cap stocks and international securities. In addition, a significant portion of the Growth Portfolio is also allocated to bonds to help reduce volatility.


================================================================================
                                Portfolio Update
================================================================================

The last twelve months has seen most major stock markets hit new highs. However, as we discuss in the "Dissecting the Bull Market" article on page 6, the performance of individual sectors, and individual stocks, varied dramatically during the year. For example, the U.S. stock market, as measured by the Standard & Poor's 500 Index, soared to new levels fueled primarily by large capitalization, blue chip stocks and was propelled furthered by approximately $200 billion that flowed into equity mutual funds -- which was subsequently invested in the same stocks. Not surprisingly, mutual funds that invest in these stocks generally reported strong total returns.

Many non-U.S. stock markets also reached new highs, although the levels were not as dramatic as the U.S. markets. Internationally-focused mutual funds generally participated in these returns. Less consistent were the total returns generated by small- and mid-cap stocks. While the indices that track these stocks also hit new highs, advances in these areas were limited to a relatively small number of sectors. As a result, mutual funds that focus on these stocks turned in mixed results. Bond investors had a totally different experience. Interest rates rose slightly during the year and the bond markets generally produced low total returns for the period. As a result, most bond funds reported modest total returns.

The funds in the Growth Portfolio that invest in large- and mid-cap and international stocks participated in the returns generated by last year's markets. However, these returns were somewhat offset by the Portfolio's allocation in a small cap fund, which underperformed the broader small cap market, and bond funds, which provided relatively flat returns. Nevertheless, we believe that maintaining a stable allocation among the underlying funds is necessary to achieve the Growth Portfolio's objective of providing a competitive total return over a full market cycle. Therefore, the allocation among individual funds within the Growth Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series Growth Portfolio's Class A shares had a total return of roughly 11.1% for the period ended January 31, 1997, before the effect of any sales charges is deducted. The chart on page 17 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. This chart shows the performance of Class A, Class B and Class C shares, including the effects of appropriate sales charges. As you can see, the Growth Portfolio's performance is below that of the strongest index, the Standard & Poor's 500, but above that of the weakest index, the MSCI Europe, Australia and Far East (EAFE). Historically, the leading asset class and the lagging asset class have varied from one year to the next. We believe the Concert Allocation Series' focused allocation strategy will help generate less volatile, relatively stable investment returns.


 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of The Concert Allocation Series' Board of Directors.


                                                                            (14)

The Concert Allocation Series Growth Portfolio Breakdown (as of 1/31/97)

                 [THE FOLLOWING INFORMATION WAS REPRESENTED BY
                     A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
                                10% Smith Barney
                             Appreciation Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Allstate Corp.
  Eastman Kodak Co.
  Merck & Co.
  Chase Manhattan Corp.
  Amoco Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                           Fundamental Value Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  American International Group, Inc.
  Amoco Corp.
  American Express Co.
  Citicorp
  BankAmerica Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                               Managed Growth Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Forest Laboratories, Inc.
  Readers Digest Association, Inc.
  United Healthcare Corp.
  Dean Foods Co.
  UST Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          10% Smith Barney World Funds --
                         International Equity Portfolio
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Ericsson (Sweden)
  Novartis (Switzerland)
  Nokia (Finland)
  Teva Pharmaceutical (Israel)
  SGL Carbon (Germany)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                           Aggressive Growth Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Intel Corp.
  Tyco International Ltd.
  Quantum Corp.
  U.S. Healthcare Inc.
  Genzyme Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                              Special Equities Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Starbucks Corp.
  Boston Chicken Inc.
  Peoplesoft Inc.
  Callaway Golf Co.
  Cymer Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                              Growth & Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Hewlett-Packard Co.
  General Electric Co.
  Coca-Cola Co.
  NationsBank Corp.
  Monsanto Co.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  NWCG Holdings Corp.
  Marcus Cable Co.
  Nextel Communications, Inc.
  Time Warner Inc.
  Revlon Worldwide Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
 Sector Breakdown:
   66.0% U.S. Treasury Securities
   32.4% Mortgage-Backed Securities
    1.6% Other
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
  9 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------
 Sector Breakdown:
  24.8% U.S. Treasury Securities
  75.2% Mortgage-Backed Securities
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
 7 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Investment Grade Bond Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  U.S. Treasury Strips
  Time Warner Inc.
  NationsBank Corp.
  General Motors Corp.
  American General Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          5% Smith Barney World Funds-
                        Global Government Bond Portfolio
--------------------------------------------------------------------------------
 Top 5 Country Holdings:
  Japan         Spain
  Germany       Ireland
  Italy
--------------------------------------------------------------------------------



                                                                            (15)

THE GROWTH PORTFOLIO

Historical Performance--Class A Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.32          $0.31           $0.02        11.08%+
===========================================================================================================================


Historical Performance--Class B Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.33          $0.22           $0.02        10.32%+
===========================================================================================================================


Historical Performance--Class C Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.33          $0.22           $0.02        10.32%+
===========================================================================================================================


Historical Performance--Class Z Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $12.18               $12.32          $0.00           $0.00        1.15%+
===========================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


Average Annual Total Return+
 ...........................................................................................................................
                                                                           Without Sales Charge(1)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                              11.08%            10.32%             10.32%             1.15%
===========================================================================================================================
                                                                            With Sales Charge(2)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               5.52%             5.32%              9.32%             1.15%
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (16)

Cumulative Total Return+
 ...........................................................................................................................
                                                                            Without Sales Charge(1)
===========================================================================================================================
Class A (Inception* through 1/31/97)                                                   11.08%
---------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 1/31/97)                                                   10.32
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 1/31/97)                                                   10.32
---------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 1/31/97)                                                   1.15
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.
 + Total return is not annualized, as it may not be representative of the total return for the year.


Growth of $10,000 Invested in Class A, B and C Shares of the Growth Portfolio
vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index,
Morgan Stanley Capital International EAFE Index and
Lehman Government/Corporate Bond Index
 ................................................................................
February 5, 1996 -- January 31, 1997 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.] Growth

                                               Standard &                    Intermediate
        Growth       Growth       Growth       Poor's 500   Russell   MSCI    Investment
        Portfolio-   Portfolio-   Portfolio-   Composite      2000    EAFE    Grade Bond
        Class A      Class B      Class C      Stock Index   Index    Index      Index
        ----------   ----------   ----------   -----------  -------   ------  -----------
2/5/96     9500         9950         9990         10000      10000     10000     10000
2/96       9492         9941         9981         10093      10312     10036      9788
3/96       9550         9994        10034         10190      10522     10252      9706
4/96       9775        10222        10262         10340      11085     10552      9639
5/96       9900        10345        10394         10605      11522     10360      9622
6/96       9750        10178        10227         10646      11049     10421      9494
7/96       9258         9661         9701         10175      10084     10119      9473
8/96       9542         9950         9990         10390      10670     10143      9449
9/96       9867        10292        10332         10974      11087     10415      9281
10/96      9875        10283        10332         11277      10916     10311      9064
11/96     10285        10706        10746         12128      11366     10723      9231
12/96     10218        10642        10682         11888      11664     10588      9129
1/31/97   10552        10894        11022         12630      11897     10220      9118

The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any at net asset value through January 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") is composite index consists of equity total returns for Europe, Australia and the Far East. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



                                                                            (17)

THE BALANCED PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

================================================================================
                             Target Asset Allocation
================================================================================

Bond Funds ...............................................................   50%
Stock Funds ..............................................................   50%


The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.
 ................................................................................


The Balanced Portfolio

The Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Balanced Portfolio, as its name states, divides its assets roughly between equity and fixed income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed income portion of the Portfolio is largely invested in funds that invest in U.S. Government and Agency securities, and mortgage-backed securities.


================================================================================
                                Portfolio Update
================================================================================

The last twelve months has seen most major stock markets hit new highs. However, as we discuss in the "Dissecting the Bull Market" article on page 6, the performance of individual sectors, and individual stocks, varied dramatically during the year. For example, the U. S. stock market, as measured by the Standard & Poor's 500 Index, soared to new levels fueled primarily by large capitalization, blue chip stocks and was propelled furthered by approximately $200 billion that flowed into equity mutual funds -- which was subsequently invested in the same stocks. Not surprisingly, mutual funds that invest in these stocks generally reported strong total returns.

Although 1996 was a strong year for the stock markets, bond investors had a totally different experience. Even though there were no signs of inflation last year, bond investors remained fearful. After six years of economic recovery, bondholders grew increasingly nervous that the phantom of inflation would reappear. In response to those fears, interest rates rose slightly for the year and most bond funds produced modest gains.

The assets in the Balanced Portfolio are split between equity and bond funds, with most of the Portfolio's assets invested in domestic securities. The attractive, double-digit returns generated by the equity funds in the Balanced Portfolio were somewhat offset by the modest, mostly single-digit returns produced from its underlying bond funds. Overall, the Balanced Portfolio turned in a competitive performance during the period. We continue to believe that maintaining a stable allocation among the underlying funds is necessary to achieve the Balanced Portfolio's objective of providing a competitive total return over a full market cycle. Therefore, the allocation among individual funds within the Balanced Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series Balanced Portfolio's Class A shares had a total return of roughly 10.6% for the period ended January 31, 1997, before the effect of any sales charges is deducted. The chart on page 21 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. This chart shows the performance of Class A, Class B and Class C shares, including the effects of appropriate sales charges. As you can see, the Balanced Portfolio's performance is below that of the strongest index, the Standard & Poor's 500, but above that of the weakest index, Lehman Government/Corporate Bond Index. Historically, the leading asset class and the lagging asset class have varied from one year to the next. We believe the Concert Allocation Series' focused allocation strategy will help generate less volatile, relatively stable investment returns.


 ................................................................................

The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of The Concert Allocation Series' Board of Directors.



                                                                            (18)

The Concert Allocation Series Balanced Portfolio Breakdown (as of 1/31/97)


                   [THE FOLLOWING INFORMATION WAS REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
                                10% Smith Barney
                              Growth & Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Hewlett-Packard Co.
  General Electric
  Coca-Cola Co.
  NationsBank Corp.
  Monsanto Co.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             10% Smith Barney Funds --
                             Equity Income Portfolio
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Xerox Corp.
  Eastman Kodak Co.
  Bristol-Myers Squibb Co.
  Mobile Corp.
  Baxter International
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                            Premium Total Return Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Loews Corp.
  Student Loan Marketing Association
  Philip Morris Co.
  Bristol-Myers Squibb Co.
  Lehman Brothers Holdings, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                15% Smith Barney
                        Diversified Strategic Income Fund
--------------------------------------------------------------------------------
 Portfolio Composition:
 37% U.S. Government & Mortgage-Backed Securities
  89.47% Mortgage-Backed Securities
  10.53% U.S. Treasury Securities

 25% High Yield Corporate Bonds
 Top 5 Holdings:
  Marcus Cable Co.
  Revlon Worldwide Corp.
  Ornda Healthcorp
  Panamsat Corp.
  NWCG Holdings Corp.

 38% Foreign Government Bonds
 Top 5 Countries:
  Spain           Italy
  United Kingdom  Germany
  Canada
 Average Weighted Maturity:
  5 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          10% Smith Barney World Funds --
                        International Balanced Portfolio
--------------------------------------------------------------------------------
 Top 5 Country Holdings:
  Japan         Netherlands
  France        Sweden
  United States
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------
 Sector Breakdown:
  24.8% U.S. Treasury Securities
  75.2% Mortgage-Backed Securities
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
  7 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        10% Smith Barney Funds-Short-Term
                       U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------
 Sector Breakdown:
  100% U.S. Treasury Securities
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
  4 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                5% Smith Barney
                             Appreciation Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Allstate Corp.
  Eastman Kodak Co.
  Merck & Co.
  Chase Manhattan Corp.
  Amoco Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
 Sector Breakdown:
   66.0% U.S. Treasury Securities
   32.4% Mortgage-Backed Securities
    1.6% Other
 Credit Quality:
   100% AAA-Rated
 Average Weighted Maturity:
   7 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Fundamental Value Fund Inc.
--------------------------------------------------------------------------------
 Top 5 Holdings:
  American International Group, Inc.
  Amoco Corp.
  American Express Co.
  Citicorp
  BankAmerica Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                Convertible Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  USX Marathon Corp.
  Equitable Cos.
  Grand Metropolitan
  Inco Ltd.
  Airborne Freight
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                 Utilities Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  FPL Group
  Texas Utilities Co.
  Edison International
  PanEnergy Corp.
  Cinergy Corp.
--------------------------------------------------------------------------------


                                                                            (19)

THE BALANCED PORTFOLIO



Historical Performance--Class A Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.14          $0.45           $0.00        10.64%+
===========================================================================================================================


Historical Performance--Class B Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.14          $0.37           $0.00        9.90%+
===========================================================================================================================


Historical Performance--Class C Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.40               $12.14          $0.37           $0.00        9.90%+
===========================================================================================================================


Historical Performance--Class Z Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $12.10               $12.13          $0.00           $0.00        0.25%+
===========================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


Average Annual Total Return+
 ...........................................................................................................................
                                                                           Without Sales Charge(1)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                              10.64%             9.90%              9.90%             0.25%
===========================================================================================================================
                                                                            With Sales Charge(2)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               5.11%             4.90%              8.90%             0.25%
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (20)

Cumulative Total Return+
 ...........................................................................................................................
                                                                            Without Sales Charge(1)
===========================================================================================================================
Class A (Inception* through 1/31/97)                                                   10.64%
---------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 1/31/97)                                                    9.90
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 1/31/97)                                                    9.90
---------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 1/31/97)                                                    0.25
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.
 + Total return is not annualized, as it may not be representative of the total return for the year.


Growth of $10,000 Invested in Class A, B and C Shares of the Balanced Portfolio vs. the Standard &Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Brothers One-Year Treasury Bill Index and Salomon Brothers World Government Bond Index
 ................................................................................
February 5, 1996 -- January 31, 1997 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                          Standard &                  Salomon     Salomon
                                          Poor's 500   Lehman Global  Brothers    Brothers
         Balanced   Balanced   Balance    Composite    Government/    One-Year    World
         Portfolio  Portfolio  Portfolio    Stock       Corporate     Treasury    Government
         Class-A    Class-B    Class-C      Index      Bond Index     Bill Index  Bond Index
         ---------  ---------  ---------  ----------   ------------   ----------  ----------
2/5/96       9500      9950       9990       10000        10000          10000       10000
2/96         9442      9889       9929       10093         9788          10012        9949
3/96         9483      9926       9966       10190         9706          10044        9935
4/96         9533      9970      10010       10340         9639          10078        9895
5/96         9617     10049      10089       10605         9622          10120        9897
6/96         9698     10134      10165       10646         9494          10175        9975
7/96         9513      9930       9970       10175         9473          10214       10167
8/96         9631     10045      10085       10390         9449          10263       10207
9/96         9874     10299      10331       10974         9281          10332       10249
10/96       10062     10487      10527       11277         9064          10410       10440
11/96       10420     10854      10894       12128         9231          10463       10578
12/96       10350     10770      10810       11888         9129          10499       10492
1/31/97    $10511     11013      10980       12630         9118          10551       10568

The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any at net asset value through January 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers One-Year Treasury Bill Index is composed of one 1-Year United States Treasury Bill whose return is tracked until its maturity. The Salomon Brothers World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (21)

THE CONSERVATIVE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

================================================================================
                             Target Asset Allocation
================================================================================

Bond Funds ...............................................................   70%
Stock Funds ..............................................................   30%


The Conservative Portfolio seeks income and, secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.
 ................................................................................


The Conservative Portfolio

The Conservative Portfolio seeks income and secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the Conservative Portfolio consists primarily of taxable fixed income funds, with a significant portion invested in stock funds that invest primarily in large capitalization U.S. stocks.


================================================================================
                                Portfolio Update
================================================================================

The last twelve months has seen most major stock markets hit new highs. However, as we discuss in the "Dissecting the Bull Market" article on page 6, the performance of individual sectors, and individual stocks, varied dramatically during the year. For example, the U.S. stock market, as measured by the Standard & Poor's 500 Index, soared to new levels fueled primarily by large capitalization, blue chip stocks and was propelled furthered by approximately $200 billion that flowed into equity mutual funds -- which was subsequently invested in the same stocks. Not surprisingly, mutual funds that invest in these stocks generally reported strong total returns.

Although 1996 was a strong year for the stock markets, bond investors had a totally different experience. Even though there were no signs of inflation last year, bond investors remained fearful. After six years of economic recovery, bondholders grew increasingly nervous that the phantom of inflation would reappear. In response to those fears, interest rates rose slightly for the year and most bond funds produced modest gains.

The funds in the Conservative Portfolio that invest in bonds for the most part generated modest, single-digit returns. The equity portion of the Portfolio is mostly invested in funds with large-cap, dividend-paying stocks and thus participated in the returns from last year's stock market. Overall, the Conservative Portfolio turned in a competitive performance during the period. We continue to believe that maintaining a stable allocation among the underlying funds is necessary to achieve the Conservative Portfolio's objective of providing a competitive total return over a full market cycle. Therefore, the allocation among individual funds within the Conservative Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series Conservative Portfolio's Class A shares had a total return of roughly 8.6% for the period ended January 31, 1997, before the effect of any sales charges is deducted. The chart on page 25 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. This chart shows the performance of Class A, Class B and Class C shares, including the effects of appropriate sales charges. As you can see, the Conservative Portfolio's performance is below that of the strongest index, the S&P 500 but above that of Lehman Government/Corporate Bond Index. Historically, the leading asset class and lagging asset class have varied from one year to the next. We believe the Concert Allocation Series' focused allocation strategy will help generate less volatile, relatively stable investment returns.


 ................................................................................

The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of The Concert Allocation Series' Board of Directors.


                                                                            (22)

The Concert Allocation Series Conservative Portfolio Breakdown (as of 1/31/97)

                [THE FOLLOWING INFORMATION WAS REPRESENTED BY A
                      PIE CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
                                15% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------
 Sector Breakdown:
  24.8% U.S. Treasury Securities
  75.2% Mortgage-Backed Securities
 Credit Quality:
  100% AAA-Rated
 Average Maturity:
  7 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                                Convertible Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  USX Marathon Corp.
  Equitable Cos.
  Grand Metropolitan
  Inco Ltd.
  Airborne Freight
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                            Premium Total Return Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Loews Corp.
  Student Loan Marketing Association
  Philip Morris Co.
  Bristol-Myers Squibb Co.
  Lehman Brothers Holdings
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          20% Smith Barney Diversified
                             Strategic Income Fund
--------------------------------------------------------------------------------
 Portfolio Composition:
 37% U.S. Government & Mortgage-Backed Securities
  89.47% Mortgage-Backed Securities
  10.53% U.S. Treasury Securities

 25% High Yield Corporate Bonds
 Top 5 Holdings:
  Marcus Cable Co.
  Revlon Worldwide Corp.
  Ornda Healthcorp
  Panamsat Corp.
  NWCG Holdings Corp.

 38% Foreign Government Bonds
 Top 5 Countries:
  Spain            Italy
  United Kingdom   Germany
  Canada
 Average Weighted Maturity:
  5 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             10% Smith Barney Funds --
                             Equity Income Portfolio
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Xerox Corp.
  Eastman Kodak Co.
  Bristol-Myers Squibb Co.
  Mobile Corp.
  Baxter International
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
 Sector Breakdown:
   66.0% U.S. Treasury Securities
   32.4% Mortgage-Backed Securities
    1.6% Other
 Credit Quality:
   100% AAA-Rated
 Average Weighted Maturity:
   9 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        10% Smith Barney Funds-Short-Term
                       U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------
 Sector Breakdown:
  100% U.S. Treasury Securities
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
  4 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  NWCG Holdings Corp.
  Marcus Cable Co.
  Nextel Communications, Inc.
  Time Warner Inc.
  Revlon Worldwide Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          5% Smith Barney World Funds-
                        International Balanced Portfolio
--------------------------------------------------------------------------------
 Top 5 Country Holdings:
  Japan
  France
  United States
  Netherlands
  Sweden
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                 Utilities Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  FPL Group
  Texas Utilities Co.
  Edison International
  PanEnergy Corp.
  Cinergy Corp.
--------------------------------------------------------------------------------


                                                                            (23)

THE CONSERVATIVE PORTFOLIO


Historical Performance--Class A Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.46               $11.90          $0.52           $0.00        8.57%+
===========================================================================================================================


Historical Performance--Class B Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.46               $11.89          $0.47           $0.00        8.03%+
===========================================================================================================================


Historical Performance--Class C Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.46               $11.89          $0.47           $0.00        8.08%+
===========================================================================================================================


Historical Performance--Class Z Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.89               $11.90          $0.00           $0.00        0.08%+
===========================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


Average Annual Total Return+
 ...........................................................................................................................
                                                                           Without Sales Charge(1)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               8.57%             8.03%              8.08%             0.08%
===========================================================================================================================
                                                                            With Sales Charge(2)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               3.68%             3.53%              7.08%             0.08%
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. The CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (24)

Cumulative Total Return+
 ...........................................................................................................................
                                                                               Without Sales Charge(1)
===========================================================================================================================
Class A (Inception* through 1/31/97)                                                    8.57%
---------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 1/31/97)                                                    8.03
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 1/31/97)                                                    8.08
---------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 1/31/97)                                                    0.08
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.
 + Total return is not annualized, as it may not be representative of the total return for the year.


Growth of $10,000 Invested in Class A, B and C Shares of the Conservative Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Brothers High Yield Market Index and Salomon Brothers One-Year Treasury Bill Index
 ................................................................................
February 5, 1996 -- January 31, 1997 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                                         Salomon
                                                 Standard &      Lehman      Salomon     Brothers
         Conservative Conservative Conservative  Poor's 500    Government/   Brothers    One-Year
          Portfolio    Portfolio    Portfolio     Composite    Corporate    High Yield   Treasury
           Class-A      Class-B      Class-C     Stock index   Bond Index  Market Index  Bill Index
         -----------  ------------ ------------  -----------  ------------ ------------  ---------
2/5/96       9550         9955          9990        10000        10000        10000        10000
2/96         9492         9885          9920        10093         9788        10062        10012
3/96         9501         9899          9935        10190         9706        10012        10044
4/96         9526         9917          9961        10340         9639        10009        10078
5/96         9568         9952          9996        10605         9622        10065        10120
6/96         9653        10046         10083        10646         9494        10142        10175
7/96         9560         9940          9976        10175         9473        10208        10214
8/96         9636        10019         10056        10390         9449        10313        10263
9/96         9850        10239         10277        10974         9281        10556        10332
10/96       10039        10428         10475        11277         9064        10676        10410
11/96       10323        10724         10762        12128         9231        10881        10463
12/96       10273        10658         10698        11888         9129        10967        10499
1/31/97     10369        10758         10798        12630         9118        11049        10551

The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% sales charge at the time of investment for Class A shares, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any at net asset value through January 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers High Yield Market Index covers a significant portion of the below-investment grade U.S. corporate bond market. The Salomon Brothers One-Year Treasury Bill Index is composed of one 1-Year United States Treasury Bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.




                                                                            (25)

THE INCOME PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Bond Funds ...............................................................   90%
Stock Funds ..............................................................   10%


The Income Portfolio seeks high current income by investing primarily in bond funds.
 ................................................................................


The Income Portfolio

The Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series, the Income Portfolio allocates most of its assets in taxable-fixed-income funds designed to generate a high level of income consistent with safety and relative stability of principal. A small portion of the Portfolio is invested in equity funds that invest in large-capitalization U.S. stocks.


================================================================================
                                Portfolio Update
================================================================================

Although 1996 was a strong year for the stock markets, bond investors had a totally different experience. Even though there were no signs of inflation last year, bond investors remained fearful. After six years of economic recovery, bondholders grew increasingly nervous that the phantom of inflation would reappear. In response to those fears, interest rates rose slightly for the year and most bond funds produced modest gains.

The funds in the Income Portfolio that invest in bonds for the most part generated modest, single-digit returns. However, the underlying funds in the Portfolio that invest in dividend-paying stocks and high yield bonds helped to boost its overall performance. We continue to believe that maintaining a stable allocation among the underlying funds is necessary to achieve the Income Portfolio's objective of providing a competitive total return over a full market cycle. Therefore, the allocation among individual funds within the Income Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series Portfolio's Class A shares had a total return of roughly 6.4% for the period ended January 31, 1997, before the effect of any sales charges is deducted. The chart on page 29 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. This chart shows the performance of Class A, Class B and Class C shares, including the effects of appropriate sales charges. We believe the Concert Allocation Series' focused allocation strategy will help generate less volatile, relatively stable investment returns.


 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of The Concert Allocation Series' Board of Directors.


                                                                            (26)

The Concert Allocation Series Income Portfolio Breakdown (as of 1/31/97)


                [THE FOLLOWING INFORMATION WAS REPRESENTED BY A
                      PIE CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
                        20% Smith Barney Funds-Short-Term
                       U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------
 Sector Breakdown:
  100% U.S. Treasury Securities
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
   4 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                15% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
 Sector Breakdown:
  66.0% U.S. Treasury Securities
  32.4% Mortgage-Backed Securities
  1.6% Other
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
  9 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                15% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------
 Sector Breakdown:
  24.8% U.S. Treasury Securities
  75.2% Mortgage-Backed Securities
 Credit Quality:
  100% AAA-Rated
 Average Weighted Maturity:
  7 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                20% Smith Barney
                        Diversified Strategic Income Fund
--------------------------------------------------------------------------------
 Portfolio Composition:
  37% U.S. Government & Mortgage-Backed Securities
  89.47% Mortgage-Backed Securities
  10.53% U.S. Treasury Securities

 25% High Yield Corporate Bonds
 Top 5 Holdings:
  Marcus Cable Co.
  Revlon Worldwide Corp.
  Ornda Healthcorp
  Panamsat Corp.
  NWCG Holdings Corp.

 38% Foreign Government Bonds
 Top 5 Countries:
  Spain            Italy
  United Kingdom   Germany
  Canada
 Average Weighted Maturity:
  5 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                 Utilities Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  FPL Group
  Texas Utilities Co.
  Edison International
  PanEnergy Corp.
  Cinergy Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                Convertible Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  USX Marathon Corp.
  Equitable Cos.
  Grand Metropolitan
  Inco Ltd.
  Airborne Freight
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  NWCG Holdings Corp.
  Marcus Cable Co.
  Nextel Communications, Inc.
  Time Warner Inc.
  Revlon Worldwide Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             10% Smith Barney Funds --
                             Equity Income Portfolio
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Xerox Corp.
  Eastman Kodak Co.
  Bristol-Myers Squibb Co.
  Mobile Corp.
  Baxter International
--------------------------------------------------------------------------------


                                                                            (27)

THE INCOME PORTFOLIO


Historical Performance--Class A Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.46               $11.53          $0.63           $0.00        6.39%+
===========================================================================================================================


Historical Performance--Class B Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.46               $11.53          $0.58           $0.00        5.89%+
===========================================================================================================================


Historical Performance--Class C Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.46               $11.53          $0.59           $0.00        5.94%+
===========================================================================================================================


Historical Performance--Class Z Shares
 ...........................................................................................................................
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
===========================================================================================================================
Inception*-1/31/97                               $11.55               $11.53          $0.06           $0.00        0.35%+
===========================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


Average Annual Total Return+
 ...........................................................................................................................
                                                                           Without Sales Charge(1)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               6.39%             5.89%              5.94%             0.35%
===========================================================================================================================
                                                                            With Sales Charge(2)
                                                        -------------------------------------------------------------------
                                                        Class A           Class B            Class C           Class Z
===========================================================================================================================
Inception* through 1/31/97                               1.60%             1.39%              4.94%             0.35%
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (28)

Cumulative Total Return+
 ...........................................................................................................................
                                                                            Without Sales Charge(1)
===========================================================================================================================
Class A (Inception* through 1/31/97)                                                    6.39%
---------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 1/31/97)                                                    5.89
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 1/31/97)                                                    5.94
---------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 1/31/97)                                                    0.35
===========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
 * Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.
 + Total return is not annualized, as it may not be representative of the total return for the year.


Growth of $10,000 Invested in Class A, B and C Shares of the Income Portfolio
vs. Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate
Bond Index, Salomon Brothers High Yield Market Index and Salomon Brothers One-Year Treasury Bill Index
 ................................................................................
February 5, 1996 -- January 31, 1997 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                   Standard &  Lehman         Salomon   Salomon
                                                                   Poor's 500  Government/    Brothers  Brothers
                                                                   Composite   Corporate        High    One-Year
           Income Portfolio- Income Portfolio-  Income Portfolio-    Stock       Bond          Yield    Treasury
               Class A           Class B            Class C          Index       Index         Index    Bill Index
           ----------------- -----------------  -----------------  ----------  -------------  --------  ----------
2/5/96          9550               9955             9990             10000        10000       10000       10000
2/96            9450               9850             9885             10093         9788       10062       10012
3/96            9448               9844             9879             10190         9706       10012       10044
4/96            9429               9820             9856             10340         9639       10009       10078
5/96            9444               9831             9867             10605         9622       10065       10120
6/96            9535               9921             9958             10646         9494       10142       10175
7/96            9482               9862             9899             10175         9473       10208       10214
8/96            9531               9909             9947             10390         9449       10313       10263
9/96            9735              10118            10156             10974         9281       10556       10332
10/96           9923              10310            10349             11277         9064       10676       10410
11/96          10155              10548            10587             12128         9231       10881       10463
12/96          10092              10478            10490             11888         9129       10967       10499
1/31/97        10160              10544            10584             12630         9118       11049       10551

The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% sales charge at the time of investment for Class A shares, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any at net asset value through January 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers High Yield Market Index covers a significant portion of the below-investment grade U.S. corporate bond market. The Salomon Brothers One-Year Treasury Bill Index is composed of one 1-Year United States Treasury Bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (29)

THE HIGH GROWTH PORTFOLIO


Schedule of Investments                                                                                    January 31, 1997
---------------------------------------------------------------------------------------------------------------------------
   Shares                                                                                                          Value
===========================================================================================================================
Underlying Funds--99.0%
  1,846,108   Smith Barney Aggressive Growth Fund Inc.                                                         $ 64,133,801
  2,314,269   Smith Barney Appreciation Fund Inc.                                                                31,450,911
  1,589,832   Smith Barney Fundamental Value Fund Inc.                                                           15,659,845
  1,092,055   Smith Barney Growth and Income Fund                                                                15,660,067
  2,546,227   Smith Barney High Income Fund                                                                      29,332,536
  2,266,899   Smith Barney Managed Growth Fund                                                                   31,011,180
  2,114,013   Smith Barney Special Equities Fund                                                                 62,701,628
  3,190,681   Smith Barney World Funds, Inc.--International Equity Portfolio                                     62,441,619
---------------------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost--$298,335,038)                                                       312,391,587
===========================================================================================================================
    Face
   Amount                                                                                                          Value
===========================================================================================================================
Repurchase Agreement--1.0%
$ 3,164,000   Chase Securities Inc., 5.498% due 2/3/97; Proceeds at maturity--$3,165,450;
              (Fully collateralized by U.S. Treasury Notes, 6.375% due 3/31/01; Market value--$3,227,298)
              (Cost--$3,164,000)                                                                                  3,164,000
---------------------------------------------------------------------------------------------------------------------------
              Total Investments--100% (Cost--$301,499,038*)                                                    $315,555,587
===========================================================================================================================

*    Aggregate cost is substantially the same for Federal income tax purposes.

                       See Notes to Financial Statements.


                                                                            (30)

THE GROWTH PORTFOLIO

Schedule of Investments                                                                                    January 31, 1997
---------------------------------------------------------------------------------------------------------------------------
   Shares                                                                                                          Value
===========================================================================================================================
Underlying Funds--99.1%
  1,185,020   Smith Barney Aggressive Growth Fund Inc.                                                         $ 41,167,610
  2,974,949   Smith Barney Appreciation Fund Inc.                                                                40,429,569
  4,085,038   Smith Barney Fundamental Value Fund Inc.                                                           40,237,631
  2,154,119   Smith Barney Government Securities Fund                                                            19,990,226
  2,808,204   Smith Barney Growth and Income Fund                                                                40,269,657
  3,278,121   Smith Barney High Income Fund                                                                      37,763,964
  1,659,290   Smith Barney Investment Grade Bond Fund                                                            20,110,600
  1,597,980   Smith Barney Managed Governments Fund Inc.                                                         19,942,793
  2,914,267   Smith Barney Managed Growth Fund                                                                   39,867,183
  1,359,401   Smith Barney Special Equities Fund                                                                 40,319,853
  1,660,614   Smith Barney World Funds, Inc.--Global Government Bond Portfolio                                   19,877,560
  2,052,243   Smith Barney World Funds, Inc.--International Equity Portfolio                                     40,162,404
---------------------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost--$383,413,004)                                                       400,139,050
---------------------------------------------------------------------------------------------------------------------------
    Face
   Amount                                                                                                          Value
===========================================================================================================================
Repurchase Agreement--0.9%
$ 3,810,000   Chase Securities Inc., 5.498% due 2/3/97; Proceeds at maturity--$3,811,746;
              (Fully collateralized by U.S. Treasury Notes, 6.375% due 3/31/01; Market value--$3,886,222)
              (Cost--$3,810,000)                                                                                  3,810,000
===========================================================================================================================
              Total Investments--100% (Cost--$387,223,004*)                                                    $403,949,050
===========================================================================================================================

  * Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.



                                                                            (31)

THE BALANCED PORTFOLIO


Schedule of Investments                                                                                    January 31, 1997
---------------------------------------------------------------------------------------------------------------------------
   Shares                                                                                                          Value
---------------------------------------------------------------------------------------------------------------------------
Underlying Funds--99.1%
    822,071   Smith Barney Appreciation Fund Inc.                                                              $ 11,171,953
    660,572   Smith Barney Convertible Fund                                                                      11,077,800
  4,137,957   Smith Barney Diversified Strategic Income Fund                                                     32,979,523
  1,441,135   Smith Barney Funds, Inc.--Equity Income Portfolio                                                  22,294,370
  5,199,034   Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Portfolio                            21,004,098
  1,129,263   Smith Barney Fundamental Value Fund Inc.                                                           11,123,242
  1,192,389   Smith Barney Government Securities Fund                                                            11,065,374
  1,551,443   Smith Barney Growth and Income Fund                                                                22,247,693
  1,770,383   Smith Barney Managed Governments Fund Inc.                                                         22,094,385
  1,125,202   Smith Barney Premium Total Return Fund                                                             22,166,496
    738,584   Smith Barney Utilities Fund                                                                        11,041,840
  1,618,813   Smith Barney World Funds, Inc.--International Balanced Portfolio                                   22,112,987
---------------------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost--$214,035,495)                                                       220,379,761
---------------------------------------------------------------------------------------------------------------------------
    Face
   Amount                                                                                                          Value
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--0.9%
$ 2,063,000   Chase Securities Inc., 5.498% due 2/3/97; Proceeds at maturity--$2,063,945;
              (Fully collateralized by U.S. Treasury Notes, 6.375% due 3/31/01; Market value--$2,104,272)
              (Cost--$2,063,000)                                                                                  2,063,000
---------------------------------------------------------------------------------------------------------------------------
              Total Investments--100% (Cost--$216,098,495*)                                                    $222,442,761
---------------------------------------------------------------------------------------------------------------------------

  * Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.



                                                                            (32)

THE CONSERVATIVE PORTFOLIO


Schedule of Investments                                                                                    January 31, 1997
---------------------------------------------------------------------------------------------------------------------------
   Shares                                                                                                          Value
---------------------------------------------------------------------------------------------------------------------------
Underlying Funds--98.5%
    373,748   Smith Barney Convertible Fund                                                                     $ 6,267,747
  1,566,296   Smith Barney Diversified Strategic Income Fund                                                     12,483,379
    407,435   Smith Barney Funds, Inc.--Equity Income Portfolio                                                   6,303,021
  1,472,522   Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Portfolio                             5,948,988
    676,408   Smith Barney Government Securities Fund                                                             6,277,069
    271,042   Smith Barney High Income Fund                                                                       3,122,407
    752,761   Smith Barney Managed Governments Fund Inc.                                                          9,394,453
    318,582   Smith Barney Premium Total Return Fund                                                              6,276,070
    209,577   Smith Barney Utilities Fund                                                                         3,133,177
    229,628   Smith Barney World Funds--International Balanced Portfolio                                          3,136,717
---------------------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost--$61,212,344)                                                         62,343,028
---------------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                                                                                           Value
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--1.5%
   $967,000   Chase Securities Inc., 5.498% due 2/3/97; Proceeds at maturity--$967,443;
              (Fully collateralized by U.S. Treasury Notes, 6.375% due 3/31/01; Market value--$986,346)
              (Cost--$967,000)                                                                                      967,000
---------------------------------------------------------------------------------------------------------------------------
              Total Investments--100% (Cost--$62,179,344*)                                                      $63,310,028
---------------------------------------------------------------------------------------------------------------------------

  * Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.



                                                                            (33)

THE INCOME PORTFOLIO


Schedule of Investments                                                                                    January 31, 1997
---------------------------------------------------------------------------------------------------------------------------
   Shares                                                                                                          Value
===========================================================================================================================
Underlying Funds--98.4%
    112,434   Smith Barney Convertible Fund                                                                     $ 1,885,514
    943,702   Smith Barney Diversified Strategic Income Fund                                                      7,521,305
    245,202   Smith Barney Funds, Inc.--Equity Income Portfolio                                                   3,793,275
  1,817,868   Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Portfolio                             7,344,187
    610,857   Smith Barney Government Securities Fund                                                             5,668,755
    326,847   Smith Barney High Income Fund                                                                       3,765,278
    453,300   Smith Barney Managed Governments Fund Inc.                                                          5,657,180
    126,091   Smith Barney Utilities Fund                                                                         1,885,060
===========================================================================================================================
              Total Underlying Funds (Cost--$37,142,136)                                                         37,520,554
===========================================================================================================================
   Face
  Amount                                                                                                           Value
===========================================================================================================================
Repurchase Agreement--1.6%
   $609,000   Chase Securities Inc., 5.498% due 2/3/97; Proceeds at maturity--$609,279;
              (Fully collateralized by U.S. Treasury Notes, 6.375% due 3/31/01; Market value--$621,184)
              (Cost--$609,000)                                                                                      609,000
===========================================================================================================================
              Total Investments--100% (Cost--$37,751,136*)                                                      $38,129,554
===========================================================================================================================

  * Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.



                                                                            (34)

Statements of Assets and Liabilities                                                                       January 31, 1997
---------------------------------------------------------------------------------------------------------------------------
                                             High Growth       Growth          Balanced       Conservative        Income
                                              Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
===========================================================================================================================
Assets:
    Investments--Cost                       $301,499,038    $387,223,004      $216,098,495      $62,179,344     $37,751,136
---------------------------------------------------------------------------------------------------------------------------
    Investments, at value                   $315,555,587    $403,949,050      $222,442,761      $63,310,028     $38,129,554
    Cash                                         233,825             123               971              126             903
    Receivable for Fund shares sold            1,643,598       3,189,038                --          895,235          38,354
    Receivable for securities sold                    --              --         1,600,636               --              --
    Receivable from manager                           --              --                --           35,110          62,277
    Dividends and interest receivable                484         760,300           714,766           20,216          25,023
---------------------------------------------------------------------------------------------------------------------------
    Total Assets                             317,433,494     407,898,511       224,759,134       64,260,715      38,256,111
===========================================================================================================================
Liabilities:
    Payable for securities purchased           2,292,392       3,647,741         1,490,751        1,021,888         459,884
    Payable for Fund shares purchased            323,855         196,771           313,381          325,743          36,999
    Accrued expenses                             124,218         254,221            99,467               --              --
    Dividends payable                                 --              --                --               --          24,679
    Distribution fees payable                     38,606          54,683            29,466            7,707           4,086
---------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                          2,779,071       4,153,416         1,933,065        1,355,338         525,648
---------------------------------------------------------------------------------------------------------------------------
    Total Net Assets                        $314,654,423    $403,745,095      $222,826,069      $62,905,377     $37,730,463
===========================================================================================================================
Net Assets:
    Par value of capital shares             $     25,348    $     32,762      $     18,356      $     5,290     $     3,273
    Capital paid in excess of par value      297,934,568     382,963,302       212,494,826       60,769,691      36,912,533
    Undistributed (overdistributed) net
      investment income                           91,946         541,947           (35,195)          50,761          (5,395)
    Accumulated net realized gain
      on investments                           2,546,012       3,481,038         4,003,816          948,951         441,634
    Net unrealized appreciation
      of investments                          14,056,549      16,726,046         6,344,266        1,130,684         378,418
---------------------------------------------------------------------------------------------------------------------------
    Total Net Assets                        $314,654,423    $403,745,095      $222,826,069      $62,905,377     $37,730,463
===========================================================================================================================
Shares Outstanding:
    Class A                                   12,412,308      13,069,698         7,490,061        2,561,867       1,545,691
    Class B                                   11,377,869      17,154,346         9,220,667        2,380,393       1,544,079
    Class C                                    1,557,244       2,537,474         1,645,411          347,342         183,305
    Class Z                                          340             488               211               89              38
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)                $12.41          $12.32            $12.14           $11.90          $11.53
    Class B*                                      $12.41          $12.33            $12.14           $11.89          $11.53
    Class C**                                     $12.42          $12.33            $12.14           $11.89          $11.53
    Class Z (and redemption price)                $12.41          $12.32            $12.13           $11.90          $11.53
---------------------------------------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
    (net asset value plus 4.71% of
      net asset value per share)                      --              --                --           $12.46          $12.07
    (net asset value plus 5.26% of
      net asset value per share)                  $13.06          $12.97            $12.78               --              --
===========================================================================================================================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC (4.50% for the Conservative Portfolio and the Income Portfolio) if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.



                                                                            (35)

Statements of Operations                For the Period Ended January 31, 1997(a)



                                             High Growth       Growth          Balanced       Conservative        Income
                                              Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
===========================================================================================================================
Investment Income:
    Income distributions from
       Underlying Funds                      $ 4,934,888     $10,326,609        $5,726,449       $1,920,695      $1,356,405
    Interest                                     153,227         171,500            96,676           32,220          16,322
---------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                    5,088,115      10,498,109         5,823,125        1,952,915       1,372,727
===========================================================================================================================
Expenses:
    Distribution fees (Note 2)                   967,468       1,371,889           748,415          158,444         103,597
    Other expenses (Note 2)                      528,764         678,365           369,783          109,360          69,248
---------------------------------------------------------------------------------------------------------------------------
    Total Expenses                             1,496,232       2,050,254         1,118,198          267,804         172,845
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                          3,591,883       8,447,855         4,704,927        1,685,111       1,199,882
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Net Gain
(Note 3):
    Capital Gain Distributions from
       Underlying Funds                        3,081,396       3,809,172         4,003,816          948,951         441,634
---------------------------------------------------------------------------------------------------------------------------
    Change in Net Unrealized
    Appreciation of Investments:
       Beginning of period                            --              --                --               --              --
       End of period                          14,056,549      16,726,046         6,344,266        1,130,684         378,418
---------------------------------------------------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation   14,056,549      16,726,046         6,344,266        1,130,684         378,418
---------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                       17,137,945      20,535,218        10,348,082        2,079,635         820,052
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations       $20,729,828     $28,983,073       $15,053,009       $3,764,746      $2,019,934
===========================================================================================================================

(a) For the period from February 5, 1996 (inception date) to January 31, 1997.


                       See Notes to Financial Statements.


                                                                            (36)

Statements of Changes in Net Assets     For the Period Ended January 31, 1997(a)



                                              High Growth       Growth          Balanced       Conservative        Income
                                              Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
===========================================================================================================================
Operations:
    Net investment income                   $  3,591,883     $ 8,447,855       $ 4,704,927     $  1,685,111    $  1,199,882
    Net realized capital gain distribution     3,081,396       3,809,172         4,003,816          948,951         441,634
    Increase in net unrealized appreciation   14,056,549      16,726,046         6,344,266        1,130,684         378,418
---------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets
      From Operations                         20,729,828      28,983,073        15,053,009        3,764,746       2,019,934
===========================================================================================================================
Distributions to
Shareholders From:
    Net investment income                     (3,499,937)     (7,905,908)       (4,740,122)      (1,634,350)     (1,205,277)
    Net realized gains                          (535,384)       (328,134)               --               --              --
---------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders           (4,035,321)     (8,234,042)       (4,740,122)      (1,634,350)     (1,205,277)
===========================================================================================================================
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares         312,840,370     393,822,423       218,875,840       65,095,637      41,434,601
    Net asset value of shares issued
      for reinvestment of dividends            4,014,986       8,128,066         4,542,233        1,547,780       1,026,312
    Cost of shares reacquired                (18,995,440)    (18,954,425)      (10,904,891)      (5,868,436)     (5,545,107)
---------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From
      Fund Share Transactions                297,859,916     382,996,064       212,513,182       60,774,981      36,915,806
===========================================================================================================================
Increase in Net Assets                       314,554,423     403,745,095       222,826,069       62,905,377      37,730,463
Net Assets:
    Beginning of period                          100,000              --                --               --              --
    End of period*                          $314,654,423    $403,745,095      $222,826,069      $62,905,377     $37,730,463
===========================================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                    $91,946        $541,947          $(35,195)         $50,761         $(5,395)
===========================================================================================================================

(a) For the period from February 5, 1996 (inception date) to January 31, 1997.


                       See Notes to Financial Statements.



                                                                            (37)

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Concert Allocation Series Inc. ("Fund"), formerly known as the Smith Barney Concert Series Inc., is registered under the Investment Company Act of 1940, as amended. The Fund, a Maryland corporation, is a non-diversified, open-end management investment company and consists of the following portfolios ("Portfolios"): High Growth Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolio. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Smith Barney Mutual Funds Management Inc. ("SBMFM") or an affliliate of Smith Barney Inc.

The significant accounting policies consistently followed by the Fund are: (a) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (b) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (c) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (d) dividends and distributions to shareholders are recorded on the ex-dividend date; (e) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (f) direct expenses are charged to each class of each portfolio; management fees are allocated on the basis of the relative net assets of each class; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SBMFM, a subsidiary of Smith Barney Holdings Inc. ("SBH"), is the investment manager for the Fund. Each Portfolio pays SBMFM a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. Out of its fees, SBMFM pays all of the expenses of the Fund, except for Rule 12b-1 Plan Distribution fees and extraordinary expenses.

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the period ended January 31, 1997, SB received sales charges of approximately $2.7 million on sales of the Portfolios' Class A shares.

The High Growth Portfolio, Growth Portfolio and Balanced Portfolio have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative Portfolio and Income Portfolio have a CDSC of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. The Portfolios' Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the period ended January 31, 1997, CDSCs paid to SB were approximately:

Portfolio                             Class A         Class B          Class C
------------------------------------------------------------------------------
High Growth                            $7,000         $ 77,000          $6,000
Growth                                     --          104,000           8,000
Balanced                                   --           32,000           6,000
Conservative                            1,000           21,000           2,000
Income                                     --           15,000              --
------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the High Growth Portfolio, Growth Portfolio and Balanced Portfolio pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class. The Conservative Portfolio and Income Portfolio pay a distribution fee with respect to their Class B and C shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the period ended January 31, 1997, total Distribution Plan fees were as follows:

Portfolio                              Class A         Class B          Class C
-------------------------------------------------------------------------------
High Growth                           $181,145       $  689,309        $ 97,014
Growth                                 188,769        1,020,855         162,265
Balanced                               102,703          541,210         104,502
Conservative                            37,430          106,340          14,674
Income                                  22,108           73,157           8,332
-------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SB.


                                                                            (38)

--------------------------------------------------------------------------------

3. Investments

During the period ended January 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                                                                       Purchases             Sales
===========================================================================================================================
High Growth                                                                                    $298,335,038              --
Growth                                                                                          383,427,909              --
Balanced                                                                                        214,142,032              --
Conservative                                                                                     61,255,925              --
Income                                                                                           37,170,845              --
===========================================================================================================================

At January 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

                                                                                                             Net Unrealized
Portfolio                                                                    Appreciation*    Depreciation*   Appreciation*
===========================================================================================================================
High Growth                                                                    $16,494,376     $(2,437,827)     $14,056,549
Growth                                                                          18,887,865      (2,161,819)      16,726,046
Balanced                                                                         6,430,261         (85,995)       6,344,266
Conservative                                                                     1,130,684              --        1,130,684
Income                                                                             378,418              --          378,418
===========================================================================================================================

*Substantially the same for Federal income tax purposes.

4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At January 31, 1997, the Fund had 3,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At January 31, 1997, total paid-in capital amounted to the following for each class:

Portfolio                                                        Class A         Class B         Class C         Class Z
===========================================================================================================================
High Growth                                                 $146,257,906      $133,438,054      $18,259,763          $4,193
Growth                                                       153,051,401       200,359,714       29,578,970           5,979
Balanced                                                      86,847,713       106,679,562       18,983,351           2,556
Conservative                                                  29,403,921        27,373,307        3,996,700           1,053
Income                                                        17,439,317        17,412,933        2,063,122             434
===========================================================================================================================



                                                                            (39)

--------------------------------------------------------------------------------
Transactions in shares of each class within each Portfolio were as follows:

                                                                                               Period Ended January 31, 1997+
                                                                                          -----------------------------------------
                                                                                            Shares                        Amount
====================================================================================================================================

HIGH GROWTH PORTFOLIO:
Class A
    Shares sold                                                                           13,124,757                  $ 154,592,156
    Shares issued on reinvestment                                                            224,774                      2,687,404
    Shares redeemed                                                                         (937,223)                   (11,121,654)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                          12,412,308                  $ 146,157,906
====================================================================================================================================

Class B
    Shares sold                                                                           11,836,415                  $ 138,836,232
    Shares issued on reinvestment                                                             97,776                      1,166,635
    Shares redeemed                                                                         (556,322)                    (6,564,813)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                          11,377,869                  $ 133,438,054
====================================================================================================================================

Class C
    Shares sold                                                                            1,654,072                  $  19,404,342
    Shares issued on reinvestment                                                             13,489                        160,947
    Shares redeemed                                                                         (110,317)                    (1,305,526)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           1,557,244                  $  18,259,763
====================================================================================================================================

Class Y*
    Shares sold                                                                                  284                  $       3,447
    Shares issued on reinvestment                                                                 --                             --
    Shares redeemed                                                                             (284)                        (3,447)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                                  --                  $          --
====================================================================================================================================

Class Z**
    Shares sold                                                                                  340                  $       4,193
    Shares issued on reinvestment                                                                 --                             --
    Shares redeemed                                                                               --                             --
------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                                 340                  $       4,193
====================================================================================================================================

GROWTH PORTFOLIO:
Class A
    Shares sold                                                                           13,495,334                  $ 158,086,985
    Shares issued on reinvestment                                                            325,034                      3,912,736
    Shares redeemed                                                                         (750,670)                    (8,948,320)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                          13,069,698                  $ 153,051,401
====================================================================================================================================

Class B
    Shares sold                                                                           17,577,354                  $ 205,297,381
    Shares issued on reinvestment                                                            304,841                      3,665,936
    Shares redeemed                                                                         (727,849)                    (8,603,603)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                          17,154,346                  $ 200,359,714
====================================================================================================================================

Class C
    Shares sold                                                                            2,610,438                  $  30,432,078
    Shares issued on reinvestment                                                             45,684                        549,394
    Shares redeemed                                                                         (118,648)                    (1,402,502)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           2,537,474                  $  29,578,970
====================================================================================================================================

Class Z**
    Shares sold                                                                                  488                  $       5,979
    Shares issued on reinvestment                                                                 --                             --
    Shares redeemed                                                                               --                             --
------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                                 488                  $       5,979
====================================================================================================================================

 +   For the period from February 5, 1996 (inception date) to January 31, 1997.
 * For Class Y shares, transactions are for the period from January 13, 1997 (inception date) to January 15, 1997.
** For Class Z shares, transactions are for the period from January 17, 1997 (inception date) to January 31, 1997.


                                                                            (40)

--------------------------------------------------------------------------------
Transactions in shares of each class within each Portfolio were as follows:

                                                                                               Period Ended January 31, 1997+
                                                                                           ----------------------------------------
                                                                                            Shares                        Amount
====================================================================================================================================

BALANCED PORTFOLIO:
Class A
    Shares sold                                                                            7,749,149                  $  89,908,388
    Shares issued on reinvestment                                                            175,557                      2,069,938
    Shares redeemed                                                                         (434,645)                    (5,130,613)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           7,490,061                  $  86,847,713
====================================================================================================================================

Class B
    Shares sold                                                                            9,437,519                  $ 109,225,248
    Shares issued on reinvestment                                                            180,806                      2,129,887
    Shares redeemed                                                                         (397,658)                    (4,675,573)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           9,220,667                  $ 106,679,562
====================================================================================================================================

Class C
    Shares sold                                                                            1,709,183                  $  19,739,648
    Shares issued on reinvestment                                                             29,105                        342,408
    Shares redeemed                                                                          (92,877)                    (1,098,705)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           1,645,411                  $  18,983,351
====================================================================================================================================

Class Z*
    Shares sold                                                                                  211                  $       2,556
    Shares issued on reinvestment                                                                 --                             --
    Shares redeemed                                                                               --                             --
    Net Increase                                                                                 211                  $       2,556
====================================================================================================================================

CONSERVATIVE PORTFOLIO:
Class A
    Shares sold                                                                            2,705,133                  $  31,087,958
    Shares issued on reinvestment                                                             70,128                        813,639
    Shares redeemed                                                                         (213,394)                    (2,497,676)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           2,561,867                  $  29,403,921
====================================================================================================================================

Class B
    Shares sold                                                                            2,565,271                  $  29,522,662
    Shares issued on reinvestment                                                             55,499                        643,899
    Shares redeemed                                                                         (240,377)                    (2,793,254)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                           2,380,393                  $  27,373,307
====================================================================================================================================

Class C
    Shares sold                                                                              389,145                  $   4,483,964
    Shares issued on reinvestment                                                              7,781                         90,242
    Shares redeemed                                                                          (49,584)                      (577,506)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                             347,342                  $   3,996,700
====================================================================================================================================

Class Z*
    Shares sold                                                                                   89                  $       1,053
    Shares issued on reinvestment                                                                 --                             --
    Shares redeemed                                                                               --                             --
------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                                  89                  $       1,053
====================================================================================================================================

+    For the period from February 5, 1996 (inception date) to January 31, 1997.
* For Class Z shares, transactions are for the period from January 13, 1997 (inception date) to January 15, 1997.



                                                                            (41)

--------------------------------------------------------------------------------
Transactions in shares of each class within each Portfolio were as follows:

                                                                                                 Period Ended January 31, 1997+
                                                                                            ----------------------------------------

                                                                                             Shares                       Amount
------------------------------------------------------------------------------------------------------------------------------------

INCOME PORTFOLIO:
Class A
    Shares sold                                                                             1,686,791                  $ 19,048,638
    Shares issued on reinvestment                                                              46,330                       526,416
    Shares redeemed                                                                          (187,430)                   (2,135,737)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                            1,545,691                  $ 17,439,317
====================================================================================================================================

Class B
    Shares sold                                                                             1,777,131                  $ 20,069,722
    Shares issued on reinvestment                                                              39,677                       450,386
    Shares redeemed                                                                          (272,729)                   (3,107,175)

    Net Increase                                                                            1,544,079                  $ 17,412,933
====================================================================================================================================

Class C
    Shares sold                                                                               205,441                  $  2,315,807
    Shares issued on reinvestment                                                               4,366                        49,510
    Shares redeemed                                                                           (26,502)                     (302,195)

------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                              183,305                  $  2,063,122
====================================================================================================================================

Class Z*
    Shares sold                                                                                    38                  $        434
    Shares issued on reinvestment                                                                  --                            --
    Shares redeemed                                                                                --                            --
------------------------------------------------------------------------------------------------------------------------------------

    Net Increase                                                                                   38                  $        434
====================================================================================================================================

+    For the period from February 5, 1996 (inception date) to January 31, 1997.
* For Class Z shares, transactions are for the period from January 17, 1997 (inception date) to January 31, 1997.



                                                                            (42)

Financial Highlights
For a share of each class of capital stock outstanding throughout the period:

HIGH GROWTH PORTFOLIO                                      Class A(1)           Class B(1)           Class C(1)          Class Z(2)
====================================================================================================================================

Net Asset Value, Beginning of Period                           $11.40               $11.40               $11.40              $12.24
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                        0.20                 0.16                 0.16                0.01
    Net realized and unrealized gain                             1.43                 1.43                 1.44                0.16
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                     1.63                 1.59                 1.60                0.17
------------------------------------------------------------------------------------------------------------------------------------

Less Distribution From:
    Net investment income                                       (0.20)               (0.16)               (0.16)                 --
Net realized gains                                              (0.42)               (0.42)               (0.42)                 --
Total Distributions                                             (0.62)               (0.58)               (0.58)                 --
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                 $12.41               $12.41               $12.42              $12.41
------------------------------------------------------------------------------------------------------------------------------------

Total Return++                                                  14.50%               14.06%               14.15%               1.39%

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000's)                            $154,069             $141,241              $19,340                  $4
Ratios to Average Net Assets+:
    Expenses                                                     0.60%                1.35%                1.35%               0.35%

    Net investment income                                        2.79                 2.04                 2.04                3.33*

------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                             0%                   0%                   0%                  0%

------------------------------------------------------------------------------------------------------------------------------------

GROWTH PORTFOLIO                                           Class A(1)           Class B(1)           Class C(1)          Class Z(2)
====================================================================================================================================

Net Asset Value, Beginning of Period                           $11.40               $11.40               $11.40              $12.18
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                        0.33                 0.23                 0.24                0.02
    Net realized and unrealized gain                             0.92                 0.94                 0.93                0.12
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                     1.25                 1.17                 1.17                0.14
------------------------------------------------------------------------------------------------------------------------------------

Less Distribution From:
    Net investment income                                       (0.31)               (0.22)               (0.22)                 --
    Net realized gains                                          (0.02)               (0.02)               (0.02)                 --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                             (0.33)               (0.24)               (0.24)                 --
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                 $12.32               $12.33               $12.33              $12.32
------------------------------------------------------------------------------------------------------------------------------------

Total Return++                                                  11.08%               10.32%               10.32%               1.15%

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000's)                            $161,026             $211,434              $31,279                  $6
Ratios to Average Net Assets+:
------------------------------------------------------------------------------------------------------------------------------------

    Expenses                                                     0.60%                1.35%                1.35%               0.35%

    Net investment income                                        4.79                 4.04                 4.04                5.30*

------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                             0%                   0%                   0%                  0%

====================================================================================================================================


(1)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(2)  For the period from January 17, 1997 (inception date) to January 31, 1997.
 *   Not annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


                                                                            (43)

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

BALANCED PORTFOLIO                                        Class A(1)          Class B(1)           Class C(1)           Class Z(2)
====================================================================================================================================

Net Asset Value, Beginning of Period                          $11.40              $11.40               $11.40               $12.10
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                       0.45                0.37                 0.37                 0.03
Net realized and unrealized gain                                0.74                0.74                 0.74                 0.00**

Total Income From Operations                                    1.19                1.11                 1.11                 0.03
------------------------------------------------------------------------------------------------------------------------------------

Less Distribution From:
    Net investment income                                      (0.45)              (0.37)               (0.37)                  --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                            (0.45)              (0.37)               (0.37)                  --
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                $12.14              $12.14               $12.14               $12.13
------------------------------------------------------------------------------------------------------------------------------------

Total Return++                                                 10.64%               9.90%                9.90%                0.25%
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000's)                            $90,938            $111,918              $19,968                   $2
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets+:
    Expenses                                                    0.60%               1.35%                1.35%                0.35%
------------------------------------------------------------------------------------------------------------------------------------

    Net investment income                                       4.88                4.14                 4.14                 5.39*
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                            0%                  0%                   0%                   0%
------------------------------------------------------------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO                                    Class A(1)          Class B(1)           Class C(1)           Class Z(2)
====================================================================================================================================

Net Asset Value, Beginning of Period                          $11.46              $11.46               $11.46               $11.89
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                       0.53                0.48                 0.48                 0.01
    Net realized and unrealized gain                            0.43                0.42                 0.42                   --
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                    0.96                0.90                 0.90                 0.01
------------------------------------------------------------------------------------------------------------------------------------

Less Distribution From:
    Net investment income                                      (0.52)              (0.47)               (0.47)                  --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                            (0.52)              (0.47)               (0.47)                  --
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                $11.90              $11.89               $11.89               $11.90
------------------------------------------------------------------------------------------------------------------------------------

Total Return++                                                  8.57%               8.03%                8.08%                0.08%
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000's)                            $30,478             $28,297               $4,129                   $1
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets+:
    Expenses                                                    0.60%               1.10%                1.05%                0.35%
    Net investment income                                       5.66                5.16                 5.21                 6.15*
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                            0%                  0%                   0%                   0%
====================================================================================================================================


(1)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(2)  For the period from January 17, 1997 (inception date) to January 31, 1997.
 *   Not annualized.
**   Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


                                                                            (44)

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

INCOME PORTFOLIO                                              Class A(1)          Class B(1)          Class C(1)         Class Z(2)
====================================================================================================================================

Net Asset Value, Beginning of Period                              $11.46              $11.46              $11.46             $11.55
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                           0.63                0.58                0.59               0.07
Net realized and unrealized gain (loss)                             0.07                0.07                0.07              (0.03)

Total Income From Operations                                        0.70                0.65                0.66               0.04
------------------------------------------------------------------------------------------------------------------------------------

Less Distribution From:
    Net investment income                                          (0.63)              (0.58)              (0.59)             (0.06)

------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                                (0.63)              (0.58)              (0.59)             (0.06)

------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                    $11.53              $11.53              $11.53             $11.53
------------------------------------------------------------------------------------------------------------------------------------

Total Return++                                                      6.39%               5.89%               5.94%              0.35%

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (000's)                                $17,817             $17,800              $2,113               $0.2
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets+:
    Expenses                                                        0.60%               1.10%               1.05%              0.35%

    Net investment income                                           6.32                5.82                5.87               6.86*

------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                                0%                  0%                  0%                 0%

====================================================================================================================================


(1)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(2)  For the period from January 17, 1997 (inception date) to January 31, 1997.
 *   Not annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.



                                                                            (45)

Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Concert Allocation Series Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the High Growth, Growth, Balanced, Conservative, and Income Portfolios ("Portfolios") of the Smith Barney Concert Allocation Series Inc. ("Fund") as of January 31, 1997, and the related statements of operations, changes in net assets and financial highlights for the period from February 5, 1996 (commencement of operations) to January 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned portfolios of the Smith Barney Concert Allocation Series Inc. as of January 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the period from February 5, 1996 to January 31, 1997, in conformity with generally accepted accounting principles.


                                             /s/ KPMG Peat Marwick LLP


New York, New York
March 17, 1997



                                                                            (46)

Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended January 31, 1997:

     *    long-term capital gain distributions paid:

       High Growth Portfolio        $535,384
       Growth Portfolio              328,134

     * the following percentages of ordinary dividends paid qualified for the corporate dividends received deduction:


       High Growth Portfolio              35.18%
       Growth Portfolio                   18.31
       Balanced Portfolio                 23.41
       Conservative Portfolio             12.30
       Income Portfolio                    9.29

In addition, for those states that provide an exemption to taxable income, the Fund designates the following percentages of ordinary dividends paid as derived from Federal Government obligations:


       High Growth Portfolio               2.82%
       Growth Portfolio                    9.88
       Balanced Portfolio                 18.49
       Conservative Portfolio             21.42
       Income Portfolio                   29.59



                                                                            (47)

Directors
Walter E. Auch
Martin Brody
Stephen E. Kaufman
Armon E. Kamesar
Heath B. McLendon, Chairman
Madelon DeVoe Talley
H. John Ellis, Jr.


Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Thomas B. Stiles II
Chief Investment Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

R. Jay Gerken
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Adviser
and Administrator
Smith Barney Mutual Funds
Management Inc.


Distributors
Smith Barney Inc.
PFS Distributors, Inc.


Custodian
PNC Bank, N.A.


Shareholder Servicing Agent
First Data Investor Services
Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


Smith Barney Concert Allocation
Series Inc.
388 Greenwich Street
New York, New York 10013


                                                                            (48)

This report is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Fund, which contains more complete information, including fees and expenses. Please read the prospectus carefully before investing or sending money.




                                                                    SMITH BARNEY
                                                                    ------------

                                              A Member of Travelers Group [LOGO]





                                                               Member NASD, SIPC
                                                      (C) 1996 Smith Barney Inc.
                                                                    FD01278 3/97